                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01402

                   Continental Assurance Co Separate Account B
               (Exact name of registrant as specified in charter)

         CNA Plaza, Chicago, IL                 60685
(Address of principal executive offices)     (zip code)

                          Lynne Gugenheim
                          CNA Plaza, 23S
                         Chicago, IL 60685
                   (Name and address of agent for service)

Registrant's telephone number, including area code: (312) 822-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2003 - December 31, 2003

ITEM 1: REPORT TO STOCKHOLDERS

Dear Participant:
--------------------------------------------------------------------------------

     The accumulated unit value of the Separate Account (B) portfolio increased by 22.19% in 2003. For the comparable period, the dividend adjusted Standard & Poor's Index of 500 stocks (the S&P 500) returned 28.68% and the S&P Barra Growth Index(R) returned 25.65%. The S&P 500 is a broad index which is comprised of both value and growth stocks. Your Separate Account (B) portfolio has a core holding of large capitalized growth stocks. As such, we think that the S&P Barra Growth Index(R), which measures the return of large capitalized growth stocks in the S&P 500 Index(R), is a more representative benchmark for Separate Account
(B)'s portfolio, and as a result we will continue to report on the return of this index.

     The U.S. equity market rebounded in 2003 as the S&P 500 Index rose, ending three consecutive years of negative returns. Several economic and political factors contributed to the strong equity market results for the year: major war efforts in Iraq came to a close; the Federal Reserve lowered interest rates for the 13th time in two and a half years (bringing the Fed Funds rate to its lowest level since 1958); Congress passed significant tax cuts which are now being implemented; and unemployment remained at the relatively low rate of 5.7%. In addition, household spending, ignited by mortgage refinancing dollars, held up well throughout 2003 and served as an important stabilizing force for the overall economy. However, there were offsetting factors which continue to add volatility to the equity markets including variable corporate earnings reports, the overhanging threat of terrorist activity, and the weakness in the U.S. dollar.

     As the market enters 2004, many indicators remain positive. The economic environment is positioned to support the monetary and fiscal stimulus actions that have been designed to fuel economic growth. CEO confidence and IT spending have displayed marked improvement in response to the recent growth in corporate profits. The labor force also shows signs of improvement, further promoting consumer spending.

     As of December 31, 2003, the portfolio had an average market capitalization of $86.4 billion and a median market capitalization of $60.5 billion. Market performance during the year likely will be driven by fundamentals including, among other things, earnings growth, dividends, undervalued sectors, and the extent of the anticipated cyclical earnings recovery. Based on current and expected economic conditions, we anticipate that large capitalized growth stocks will generate stronger growth in earnings and dividends in 2004 than they have in recent years. Your portfolio managers will continue to monitor market conditions closely and make portfolio adjustments that we believe will enhance relative returns.

     Thank you for your continued support and participation.

Cordially,

-s- Dennis R. Hemme
Dennis R. Hemme
Chairman of the Committee

The statements contained in this management letter, which are not historical facts, are forward-looking statements. When included in this management letter, the words "believe," "expects," "intends," "anticipates," "estimates," and analogous expressions are intended to identify forward-looking statements. Such statements inherently are subject to a variety of risks and uncertainties that could cause actual results to differ materially from those projected. These forward-looking statements speak only as of the date of this management letter.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       COMMITTEE FOR SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
                                    MEMBERS
--------------------------------------------------------------------------------

Dennis R. Hemme, Chairman      Richard T. Fox                     Peter J. Wrenn,
Vice President and Treasurer   Financial Consultant               Chairman and Treasurer
Continental Assurance Company                                     Hudson Technology, Inc.

Marilou R. McGirr,             Robert L. Parkinson, Jr.
Portfolio Manager              Dean of Loyola
Vice President and             University Chicago's
Assistant Treasurer            School of Business Administration
Continental Assurance Company  and Graduate School of Business
----------------------------------------------------------------------------------------------
SECRETARY                      AUDITORS                           CUSTODIAN
Lynne Gugenheim                Deloitte & Touche LLP              JPMorgan Trust Company, N.A.
Senior Vice President and      Chicago, Illinois                  Chicago, Illinois
Deputy General Counsel
Continental Assurance Company

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     This report has been prepared for the information of participants in Continental Assurance Company Separate Account (B) and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding Separate Account (B)'s objectives, policies, management, records, sales commissions and other information.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   RECORD OF
                               ACCUMULATION UNIT
                                     VALUES
                    ---------------------------------------


      2003  December 31,   $19.55
      2002  December 31,    16.00
      2001  December 31,    20.48
      2000  December 31,    26.37
      1999  December 31,    28.78
      1998  December 31,    21.55
      1997  December 31,    17.69
      1996  December 31,    14.14
      1995  December 31,    11.74
      1994  December 31,     8.85

--------------------------------------------------------------------------------
         ILLUSTRATION OF AN ASSUMED INVESTMENT IN ONE ACCUMULATION UNIT
--------------------------------------------------------------------------------
     Separate Account (B) does not make distributions of investment income and realized capital gains; therefore, the unit values include investment income and capital gains. This chart displays the unit value at December 31, for each of the past ten years. These values should not be considered representations of values which may be achieved in the future.


                                                              UNIT VALUE
                                                              ----------
1994........................................................    $ 8.85
1995........................................................     11.74
1996........................................................     14.14
1997........................................................     17.69
1998........................................................     21.55
1999........................................................     28.78
2000........................................................     26.37
2001........................................................     20.48
2002........................................................     16.00
2003........................................................     19.55

                                  (BAR GRAPH)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DECEMBER 31, 2003


                                                              NUMBER OF                        MARKET
(All investments are in securities of unaffiliated issuers)    SHARES        COST              VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS:

   CONSUMER DISCRETIONARY-16.3%
      MEDIA-8.2%
      Clear Channel Communications, Inc.                        45,000    $ 2,735,506       $  2,107,350
      The E.W. Scripps Company(**)                              35,000      2,971,507          3,294,900
      Comcast Holdings Corporation(*)                           50,000      1,528,970          1,564,000
      Viacom Inc.                                               50,000      1,977,235          2,219,000
                                                                          -----------       ------------
                                                                            9,213,218          9,185,250
                                                                          -----------       ------------
      MULTILINE RETAIL-2.9%
      Wal-Mart Stores, Inc.                                     60,000      3,021,900          3,183,000
                                                                          -----------       ------------
      SPECIALTY RETAIL-5.2%
      Coach, Inc.(*)                                            50,000      1,468,267          1,887,500
      The Home Depot, Inc.                                      60,000      2,042,178          2,129,400
      Best Buy Co., Inc.                                        35,000      2,114,100          1,828,400
                                                                          -----------       ------------
                                                                            5,624,545          5,845,300
                                                                          -----------       ------------
   CONSUMER STAPLES-11.8%
      BEVERAGES-4.8%
      Anheuser-Busch Companies, Inc.                            40,000      1,985,042          2,107,200
      The Coca Cola Company                                     35,000      1,649,862          1,776,250
      Pepsico, Inc.                                             32,000      1,161,951          1,491,840
                                                                          -----------       ------------
                                                                            4,796,855          5,375,290
                                                                          -----------       ------------
      FOOD & STAPLES RETAILING-4.9%
      Costco Wholesale Corporation(*)                           70,000      2,460,828          2,602,600
      Walgreen Co.(**)                                          80,000      2,342,528          2,910,400
                                                                          -----------       ------------
                                                                            4,803,356          5,513,000
                                                                          -----------       ------------
      HOUSEHOLD PRODUCTS-2.1%
      Kimberly-Clark Corporation                                40,000      2,080,644          2,363,600
                                                                          -----------       ------------
   ENERGY-4.2%
      ENERGY EQUIPMENT & SERVICES-2.7%
      Schlumberger Limited                                      54,600      2,199,496          2,987,712
                                                                          -----------       ------------
      OIL & GAS-1.5%
      ChevronTexaco Corp.                                       20,000      1,473,215          1,727,800
                                                                          -----------       ------------
   FINANCIALS-14.1%
      BANKS-3.7%
      Wells Fargo & Company                                     70,000      1,716,450          4,122,300
                                                                          -----------       ------------
      CAPITAL MARKETS-1.6%
      J.P. Morgan Chase & Co.                                   50,000      1,788,913          1,836,500
                                                                          -----------       ------------
      DIVERSIFIED FINANCIALS-6.9%
      American Express Company                                  65,000      2,511,156          3,134,950
      Citigroup Inc.                                            60,000        769,118          2,912,400
      Merrill Lynch & Co., Inc.(**)                             27,500      1,004,897          1,612,875
                                                                          -----------       ------------
                                                                            4,285,171          7,660,225
                                                                          -----------       ------------

   The accompanying Notes are an integral part of these Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DECEMBER 31, 2003


                                                              NUMBER OF                        MARKET
(All investments are in securities of unaffiliated issuers)    SHARES        COST              VALUE
--------------------------------------------------------------------------------------------------------
      INSURANCE-1.9%
      American International Group, Inc.(**)                    32,000    $ 2,099,600       $  2,120,960
                                                                          -----------       ------------
   HEALTHCARE-14.8%
      BIOTECHNOLOGY-1.6%
      Amgen Inc.(*)                                             30,000      1,896,943          1,854,000
                                                                          -----------       ------------
      HEALTHCARE EQUIPMENT & SUPPLIES-5.9%
      Alcon, Inc.                                               65,000      2,170,000          3,935,100
      Medtronic, Inc.                                           55,000      1,401,469          2,673,550
                                                                          -----------       ------------
                                                                            3,571,469          6,608,650
                                                                          -----------       ------------
      PHARMACEUTICALS-7.3%
      Johnson & Johnson                                         45,000      2,583,057          2,324,700
      Wyeth                                                     35,000      1,404,669          1,485,750
      Pfizer Inc.                                              123,000      1,205,083          4,345,590
                                                                          -----------       ------------
                                                                            5,192,809          8,156,040
                                                                          -----------       ------------
   INDUSTRIALS-14.1%
      AEROSPACE & DEFENSE-1.9%
      The Boeing Company(**)                                    50,000      1,847,690          2,107,000
                                                                          -----------       ------------
      AIR FREIGHT & LOGISTICS-4.3%
      United Parcel Service, Inc.                               65,000      3,939,534          4,845,750
                                                                          -----------       ------------
      INDUSTRIAL CONGLOMERATES-4.9%
      3M Company                                                20,000      1,518,199          1,700,600
      General Electric Company                                 120,000      2,014,212          3,717,600
                                                                          -----------       ------------
                                                                            3,532,411          5,418,200
                                                                          -----------       ------------
      MACHINERY-2.0%
      Deere & Company                                           35,000      2,005,937          2,276,750
                                                                          -----------       ------------
      ROAD & RAIL-1.0%
      Union Pacific Corporation                                 16,000      1,017,790          1,111,680
                                                                          -----------       ------------
   INFORMATION TECHNOLOGY-16.1%
      COMMUNICATIONS EQUIPMENT-4.8%
      Cisco Systems, Inc.(*)                                   220,000      2,815,234          5,343,800
                                                                          -----------       ------------
      COMPUTER & PERIPHERALS-3.0%
      Dell Inc.(*)                                             100,000      2,804,973          3,396,000
                                                                          -----------       ------------
      INTERNET SOFTWARE & SERVICES-2.1%
      Hewlett-Packard Company                                  100,000      1,950,988          2,297,000
                                                                          -----------       ------------
      SEMICONDUCTOR EQUIPMENT-3.8%
      Applied Materials, Inc.(*)                                75,000      2,022,625          1,683,750
      Intel Corporation                                         79,200      2,237,037          2,550,240
                                                                          -----------       ------------
                                                                            4,259,662          4,233,990
                                                                          -----------       ------------
      SOFTWARE-2.4%
      Microsoft Corporation                                    100,000      3,712,321          2,754,000
                                                                          -----------       ------------

   The accompanying Notes are an integral part of these Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DECEMBER 31, 2003


                                                              NUMBER OF                        MARKET
(All investments are in securities of unaffiliated issuers)    SHARES        COST              VALUE
--------------------------------------------------------------------------------------------------------
   MATERIALS-5.7%
      CHEMICALS-3.8%
      Ecolab Inc.                                               80,000    $ 2,090,280       $  2,189,600
      E.I. Du Pont De Nemours and Company                       45,000      1,950,893          2,065,050
                                                                          -----------       ------------
                                                                            4,041,173          4,254,650
                                                                          -----------       ------------
      PAPER & FOREST PRODUCTS-1.9%
      International Paper Company                               50,000      2,054,650          2,155,500
                                                                          -----------       ------------
   TELECOMMUNICATIONS SERVICES-1.6%
      DIVERSIFIED TELECOMMUNICATIONS-1.6%
      Verizon Communications Inc.                               50,000      1,880,533          1,754,000
                                                                          -----------       ------------
         TOTAL COMMON STOCKS-98.7%                                        $89,627,480       $110,487,947
                                                                          -----------       ------------
SHORT-TERM BONDS
      FINANCIAL SERVICES -- BANK-1.3%
      Treasury Bill 0.6885% Due 1/8/04                        1,427,000     1,426,710          1,426,809
                                                                          -----------       ------------
         TOTAL SHORT-TERM-1.3%                                            $ 1,426,710       $  1,426,809
                                                                          -----------       ------------
         TOTAL INVESTMENTS                                                $91,054,190       $111,914,756
                                                                          ===========       ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                        SCHEDULE OF CALL OPTIONS WRITTEN
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DECEMBER 31, 2003


(All investments are in securities of unaffiliated                                            NUMBER OF     MARKET
issuers)                                                 EXPIRATION DATE    EXERCISE PRICE    CONTRACTS      VALUE
--------------------------------------------------------------------------------------------------------------------
OPTIONS
   American International Group, Inc.                       01-17-04            $60.00            320      $(204,800)
   Merrill Lynch & Co., Inc.                                01-17-04             60.00            275        (13,750)
   The Boeing Company                                       01-17-04             42.50            500        (30,000)
   The E.W. Scripps Company                                 03-20-04             95.00            350        (85,750)
   Walgreen Co.                                             01-17-04             35.00            800       (152,000)
                                                                                                -----      ---------
         TOTAL OPTIONS                                                                          2,245      $(486,300)
                                                                                                =====      =========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 (*) Denotes non-income producing holdings.

(**) All of the security is pledged as collateral for open options contracts

   The accompanying Notes are an integral part of these Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                       TEN LARGEST COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                  MARKET          % OF NET
DECEMBER 31, 2003                                                  VALUE           ASSETS
------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                             $ 5,343,800         4.82%
United Parcel Service                                             4,845,750         4.37%
Pfizer Inc.                                                       4,345,590         3.92%
Wells Fargo & Company                                             4,122,300         3.72%
Alcon, Inc.                                                       3,935,100         3.55%
General Electric Company                                          3,717,600         3.36%
Dell Inc.                                                         3,396,000         3.07%
The E.W. Scripps Company                                          3,294,900         2.97%
Wal-Mart Stores, Inc.                                             3,183,000         2.87%
American Express                                                  3,134,950         2.83%
------------------------------------------------------------------------------------------
    TEN LARGEST COMMON STOCK HOLDINGS                           $39,318,990        35.48%
==========================================================================================

--------------------------------------------------------------------------------
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                        ALLOCATION OF EQUITY INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DECEMBER 31, 2003
---------------------------------------------------------------------------
Consumer Discretionary                                               16.5%
Information Technology                                               16.3%
Healthcare                                                           15.0%
Industrials                                                          14.3%
Financials                                                           14.2%
Consumer Staples                                                     12.0%
Materials                                                             5.8%
Energy                                                                4.3%
Telecommunication Services                                            1.6%
---------------------------------------------------------------------------
    ALLOCATION OF EQUITY INVESTMENTS                                100.0%
===========================================================================

   The accompanying Notes are an integral part of these Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DECEMBER 31,                                                        2003
----------------------------------------------------------------------------
ASSETS:
   Investments in securities of unaffiliated issuers:
   Common stocks, at market (cost: $89,627,480)                 $110,487,947
   Short-term notes, at amortized cost                             1,426,809
                                                                ------------
          TOTAL INVESTMENTS                                      111,914,756
   Cash                                                                  289
   Dividends receivable                                              125,495
   Receivable from Continental Assurance Company for fund
     deposits                                                         14,297
                                                                ------------
          TOTAL ASSETS                                           112,054,837
                                                                ------------
LIABILITIES:
   Fees payable to Continental Assurance Company                       5,040
   Call options written, at fair value (premium received
     $346,424)                                                       486,300
   Payable for securities purchased                                  613,406
   Payable to Continental Assurance Company for fund
     withdrawals                                                     168,377
                                                                ------------
          TOTAL LIABILITIES                                        1,273,123
----------------------------------------------------------------------------
PARTICIPANTS' EQUITY -- NET ASSETS (5,666,562 units issued
  and outstanding at $19.55 per unit) (See Note 2)              $110,781,714
============================================================================

--------------------------------------------------------------------------------
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DECEMBER 31,                                                       2003
---------------------------------------------------------------------------
Investment Income:
   Dividends                                                    $ 1,466,935
   Interest and other                                                36,189
                                                                -----------
         TOTAL INVESTMENT INCOME                                  1,503,124
                                                                -----------
Fees to Continental Assurance Company:
   Investment advisory fees                                         524,266
   Service fees                                                     346,016
                                                                -----------
         Total fees                                                 870,282
                                                                -----------
         NET INVESTMENT INCOME                                      632,842
                                                                -----------
Realized and Unrealized Gain on Investments:
   Net realized gains
         Stocks and bonds                                         9,599,206
         Call options written                                       951,637
   Net unrealized gains (losses)
         Stocks and bonds                                        10,360,284
         Call options written                                      (378,841)
                                                                -----------
         NET GAIN ON INVESTMENTS                                 20,532,286
---------------------------------------------------------------------------
NET INCREASE IN PARTICIPANTS' EQUITY RESULTING FROM
  OPERATIONS                                                    $21,165,128
===========================================================================

   The accompanying Notes are an integral part of these Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                 STATEMENTS OF CHANGES IN PARTICIPANTS' EQUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

YEARS ENDED DECEMBER 31,                                            2003            2002
--------------------------------------------------------------------------------------------
From operations:
  Net investment income                                         $    632,842    $     72,302
  Net realized gain (loss) on investments                         10,550,843     (11,638,726)
  Change in net unrealized gain (loss) on investments              9,981,443     (18,938,886)
                                                                ------------    ------------
    Net increase (decrease) in participants' equity
     resulting from operations                                    21,165,128     (30,505,310)
From unit transactions:
  Sales (78,574 units in 2003, and 142,173 units in 2002)          1,366,752       2,306,438
  Withdrawals (738,449 units in 2003, and 753,101 units in
    2002)                                                        (12,984,982)    (12,617,052)
                                                                ------------    ------------
      Net decrease in participants' equity resulting from
       unit transactions                                         (11,618,230)    (10,310,614)
                                                                ------------    ------------
      TOTAL INCREASE (DECREASE) IN PARTICIPANTS' EQUITY            9,546,898     (40,815,924)
Participants' equity, beginning of the year                      101,234,816     142,050,740
--------------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY, END OF THE YEAR                           $110,781,714    $101,234,816
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                            YEARS ENDED DECEMBER 31,
(Per accumulation unit outstanding during the          ------------------------------------------------------------------
period)                                                 2003           2002           2001           2000           1999
---------------------------------------------------------------------------------------------------------------------------
Value at the beginning of the period                  $   16.00      $   20.48      $   26.37      $   28.78      $   21.55
                                                      ---------      ---------      ---------      ---------      ---------
Investment income (1)                                      0.25           0.16           0.18           0.20           0.17
Fees                                                       0.14           0.15           0.19           0.24           0.20
                                                      ---------      ---------      ---------      ---------      ---------
   NET INVESTMENT INCOME (LOSS)                            0.11           0.01          (0.01)         (0.04)         (0.03)
                                                      ---------      ---------      ---------      ---------      ---------
Net gain (loss) on investments                             3.44          (4.49)         (5.88)         (2.37)          7.26
                                                      ---------      ---------      ---------      ---------      ---------
   NET INCREASE (DECREASE) IN PARTICIPANTS' EQUITY
      RESULTING FROM OPERATIONS                            3.55          (4.48)         (5.89)         (2.41)          7.23
                                                      ---------      ---------      ---------      ---------      ---------
VALUE AT END OF PERIOD                                $   19.55      $   16.00      $   20.48      $   26.37      $   28.78
                                                      =========      =========      =========      =========      =========

Net assets ($000's)                                   $ 110,782      $ 101,235      $ 142,051      $ 197,223      $ 227,654

Total return                                               22.2%         (21.9)%        (22.3)%         (8.4)%         33.5%

Ratio of net investment income (loss) to average
   participants' equity                                    0.61%          0.06%         (0.01)%        (0.14)%        (0.13)%

Ratio of fees to average participants' equity              0.83%          0.83%          0.83%          0.83%          0.83%
Portfolio turnover rate                                      57%            64%            41%            19%            34%
Number of accumulation units outstanding at end of
  period                                              5,666,562      6,326,437      6,937,365      7,479,166      7,908,845

--------------------------------------------------------------------------------
(1) Investment income per share is based on average units outstanding.

   The accompanying Notes are an integral part of these Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                    NOTE 1. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ORGANIZATION
    Continental Assurance Company Separate Account (B) is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Separate Account (B) is a separate account of Continental Assurance Company (CAC), an Illinois life insurance company which is a wholly-owned subsidiary of Continental Casualty Company (Casualty). Casualty is wholly-owned by CNA Financial Corporation (CNA). Loews Corporation owns approximately 90% of the outstanding common stock of CNA.
    The operations of CAC include the sale of certain variable annuity contracts, the proceeds of which are invested in Separate Account (B). CAC also provides investment advisory and administrative services to Separate Account (B) for a fee.
    The assets and liabilities of Separate Account (B) are segregated from those of CAC.

INVESTMENTS
    Investments in securities traded on national securities exchanges are valued at the last reported sales price. Securities not traded on a national exchange are valued at the bid price of over-the-counter market quotations. Short-term notes are valued at cost plus accrued discount or interest (amortized cost) which approximates market.
    Net realized gains and losses on sales of securities are determined as the difference between proceeds and cost, using the specific identification method. There are no differences in cost for financial statement and Federal income tax purposes.
    Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES
    Separate Account (B)'s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its unit holders. Therefore, no federal income tax provision is required.

OPTION WRITING
    When Separate Account (B) writes an option, an amount equal to the premium received by Separate Account (B) is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by Separate Account (B) on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether Separate Account (B) has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by Separate Account (B). Separate Account (B) as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

OTHER
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
                   NOTE 2. PARTICIPANTS' EQUITY -- NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
DECEMBER 31,                                                        2003             2002
---------------------------------------------------------------------------------------------
From operations:
    Accumulated net investment income                           $  52,606,438    $ 51,973,596
    Accumulated net realized gain on investment transactions      148,389,417     137,838,574
    Accumulated net unrealized gain                                20,720,590      10,739,147
                                                                -------------    ------------
      Accumulated income                                        $ 221,716,445    $200,551,317
From unit transactions:
    Accumulated proceeds from sale of units, net of
     withdrawals                                                 (110,934,731)    (99,316,501)
---------------------------------------------------------------------------------------------
TOTAL PARTICIPANTS' EQUITY-NET ASSETS (*)                       $ 110,781,714    $101,234,816
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

(*) Active participant's equity, $110,583,123 and $101,064,892 respectively and inactive participant's equity with contracts in payout (annuitization) period, $198,591 for 2003 and $169,924 for 2002.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              NOTE 3. INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS
YEAR ENDED DECEMBER 31,                                           2003
------------------------------------------------------------------------------
Aggregate proceeds (Common stock $65,096,519, Short-term
  notes $116,545,143)                                         $184,583,895
Aggregate cost (Common stock $55,500,128, Short-term notes
  $116,545,424 )                                               174,033,052
------------------------------------------------------------------------------
    Net realized gain                                         $ 10,550,843
------------------------------------------------------------------------------
------------------------------------------------------------------------------
INCREASE IN NET UNREALIZED GAIN ON INVESTMENTS
YEAR ENDED DECEMBER 31,                                           2003
------------------------------------------------------------------------------
Unrealized gain on investments
    Balance, December 31, 2003                                $ 20,720,590
    Less balance, December 31, 2002                             10,739,147
------------------------------------------------------------------------------
    Change in net unrealized gains                            $  9,981,443
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AGGREGATE COST OF SECURITIES PURCHASED
YEAR ENDED DECEMBER 31,                                           2003
------------------------------------------------------------------------------
Common stocks                                                 $ 55,861,507
Long-term notes                                                  1,987,500
Short-term notes                                               117,315,195
------------------------------------------------------------------------------
    Total Purchases                                           $175,164,202
------------------------------------------------------------------------------
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            NOTE 4. MANAGEMENT FEES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Separate Account (B) pays fees to CAC for investment advisory and management services, under an advisory agreement, "The Investment Advisory Agreement". The fees are set by contract at one-half of one percent per annum of the average daily net assets of Separate Account (B).
     The Investment Advisory Agreement additionally provides for the reimbursement to CAC for certain legal, accounting and other expenses. Such reimbursement of service fees is computed at the rate of 0.33 of one percent per annum of the average daily net assets of Separate Account (B).
     Participants pay fees directly to CAC for sales and administrative services, which are deducted from participants' accounts on an annual basis (included in unit transaction withdrawals in the Statement of Changes in Participants' Equity). Sales fees represent costs paid by participants upon purchase of additional accumulation units; administrative fees are deducted annually from applicable participants' accounts.

--------------------------------------------------------------------------------
FEES AND EXPENSES PAID TO CAC

YEAR ENDED DECEMBER 31,                                           2003
------------------------------------------------------------------------
Investment advisory fees                                        $524,266
Service fees                                                     346,016
                                                                --------
      Total fees charged to participants' equity                 870,282
Sales and administrative fees paid by participants                 6,612
------------------------------------------------------------------------
      Total                                                     $876,894
------------------------------------------------------------------------
------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Separate Account (B) enters into certain derivative financial instruments, namely call options.

     Derivatives are carried at fair value, which generally reflects the estimated amounts that Separate Account (B) would receive or pay upon termination of the contracts at the reporting date. Dealer quotes are available for all of Separate Account (B)'s derivatives.

     The fair values associated with these instruments are generally affected by changes in the underlying stock price. The credit risk associated with these instruments is minimal as all transactions are cleared through security exchanges.

     A summary of the aggregated notional amounts of call options at December 31, 2003 is presented below.

                                  CALL OPTIONS
--------------------------------------------------------------------------------
     Transactions in options written during the year ended December 31, 2003, were as follows:
--------------------------------------------------------------------------------

                                                                NUMBER OF     PREMIUMS
                                                                CONTRACTS     RECEIVED
----------------------------------------------------------------------------------------
Options outstanding at December 31, 2002                           4,954     $   510,095
Options written                                                   54,359       7,521,735
Options repurchased                                              (30,451)     (5,169,654)
Options expired                                                  (22,066)     (1,800,978)
Options exercised                                                 (4,551)       (714,774)
                                                                 -------     -----------
Options outstanding at December 31, 2003                           2,245     $   346,424
----------------------------------------------------------------------------------------

     These options were collateralized by stock with a market value of $12,046,135 at December 31, 2003.

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

To the Committee Members and the Participants of Continental Assurance Company Separate Account (B)

     We have audited the accompanying statement of assets and liabilities of Continental Assurance Company Separate Account (B) ("Separate Account") (a separate account of Continental Assurance Company, which is an affiliate of CNA Financial Corporation, an affiliate of Loews Corporation), including the schedule of investments, as of December 31, 2003, the related statement of operations for the year then ended, the statements of changes in participants' equity for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Separate Account's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Continental Assurance Company Separate Account (B) as of December 31, 2003, the results of its operations, the changes in its participants' equity and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
February 25, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       COMMITTEE FOR SEPARATE ACCOUNT (B)

                                                                                                   NUMBER OF
                                                                                                 PORTFOLIOS IN        OTHER
                                                 TERM OF OFFICE                                  FUND COMPLEX     DIRECTORSHIPS
     NAME, ADDRESS,          POSITION(S) HELD     AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN BY        HELD BY
         AND AGE                WITH FUND          TIME SERVED       DURING THE LAST 5 YEARS       DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED COMMITTEE MEMBERS
-------------------------------------------------------------------------------------------------------------------------------
Richard T. Fox               Committee Member    One Year           Financial Consultant              One             None
CNA Plaza
Chicago, Illinois 60685                          Seventeen Years
Age -- 66
-------------------------------------------------------------------------------------------------------------------------------
Robert L. Parkinson, Jr.     Committee Member    One Year           Dean of Loyola University         One             None
CNA Plaza                                                           Chicago's School of
Chicago, Illinois 60685                          One Year           Business Administration
Age -- 53                                                           and Graduate School of
                                                                    Business beginning in
                                                                    August 2002; from 1999 to
                                                                    2001, President and Chief
                                                                    Operating Officer of
                                                                    Abbot Laboratories.
-------------------------------------------------------------------------------------------------------------------------------
Peter J. Wrenn               Committee Member    One Year           Chairman and Treasurer of         One             None
CNA Plaza                                                           Hudson Technology, Inc.
Chicago, Illinois 60685                          Sixteen Years      since January 2004; prior
Age -- 68                                                           thereto President of
                                                                    Hudson Technology, Inc.
-------------------------------------------------------------------------------------------------------------------------------
                                     INTERESTED COMMITTEE MEMBERS AND EXECUTIVE OFFICERS*
-------------------------------------------------------------------------------------------------------------------------------
Dennis R. Hemme              Committee Member    One Year           Vice President and                One             None
CNA Plaza                    and Chairman                           Treasurer of CAC and
Chicago, Illinois 60685                          One Year           Casualty since September
Age -- 49                                                           2003; prior thereto Vice
                                                                    President of CAC and
                                                                    Casualty.
-------------------------------------------------------------------------------------------------------------------------------
Marilou R. McGirr            Committee Member    One Year           Vice President and                One             None
CNA Plaza                    and Portfolio                          Assistant Treasurer of
Chicago, Illinois 60685      Manager             Six Years          CAC and Casualty since
Age -- 50                                                           September 2003; Portfolio
                                                                    Manager of Separate
                                                                    Account (B) since
                                                                    September 2002; prior
                                                                    thereto Vice President of
                                                                    CAC and Casualty.
-------------------------------------------------------------------------------------------------------------------------------
Lynne Gugenheim              Secretary           One Year           Senior Vice President and         One             None
CNA Plaza                                                           Deputy General Counsel of
Chicago, Illinois 60685                          Eight Years        CAC and Casualty since
Age -- 44                                                           March 2000; prior thereto
                                                                    Vice President and
                                                                    Associate General Counsel
                                                                    of CAC and Casualty.

--------------------------------------------------------------------------------

 * An interested person within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended by virtue of his/her employment with CAC.

Participants' Inquiries To:
Continental Assurance Company
Separate Account (B)
Attn: Individual Pension Accounts-41st Floor
P.O. Box 803572
Chicago, Illinois 60680-3572
800-351-3001

[CNA LOGO]
For All the Commitments You Make(R)

[UNION BUG]

L 554-921 (12/03)                  (02/04)

        CONTINENTAL ASSURANCE COMPANY
        SEPARATE ACCOUNT (B)
        REPORT TO PARTICIPANTS
        DECEMBER 31, 2003
      Web Site: www.cna.com/sab/
      Internet e-mail:sab@cna.com

[COVER ARTWORK]

ITEM 2. CODE OF ETHICS.

The Registrant adopted a code of ethics applicable to its principal executive officer, principal financial and accounting officer effective February 25, 2004. The Registrant undertakes to provide a copy of this Code of Ethics without charge to anyone who makes a written request to the Secretary of the Registrant at the following address:

Continental Assurance Company Separate Account (B)
CNA Plaza
Chicago, IL 60685
Attn: Secretary, 23S

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Committee of Continental Assurance Company Separate Account (B) determined that Richard T. Fox qualifies as its audit committee financial expert and that Mr. Fox is independent as described by the rules for this item. Mr. Fox has more than 20 years experience in evaluating the financial statements of United States public and private issuers as well as experience overseeing others in making such evaluations.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

                                              2003           2002
                                             -------        -------
Audit Fees Allocated to Registrant.          $30,000        $30,000
Audit-Related Fees Allocated to Registrant.  $     0        $     0
Tax Fees Allocated to Registrant.            $     0        $     0
All Other Fees Allocated to Registrant       $     0        $     0

The Audit Committee is required to approve the engagement of the auditors and all non-audit services provided to the Registrant. All of the services described above were pre-approved by the Audit Committee.

The following table discloses fees, including expenses remimbursed, billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates during the period indicated, to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing service to the Registrant during the stated periods.

                               2003          2002
                            ----------    -----------
Audit Fees.                 $7,700,000    $ 6,900,000
Audit-Related Fees.         $3,100,000    $ 1,100,000
Tax Fees.                   $  200,000    $   300,000
All Other Fees.             $3,100,000    $12,000,000

The Audit Committee of the Registrant considered whether the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing service to the Registrant is compatible with maintaining the principal accountant's independence and determined that it was compatible.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

See Exhibit 99 attached to this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment hereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because disclosed under Item 2 above.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 or Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference.

EX-99.906CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Continental Assurance Company Separate Account (B)

By (Signature and Title)* /s/ LYNNE GUGENHEIM
                          -------------------------------------------
                          Lynne Gugenheim
                          Secretary
                          (Principal Executive Officer)

Date  March 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ ROBERT V. DEUTSCH
                          -------------------------------------------
                          Robert V. Deutsch
                          Chief Financial Officer
                          (Principal Financial Officer)

Date March 10, 2004